Vanguard® New York Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.8%)
New York (97.7%)
	Battery Park City Authority Miscellaneous Revenue VRDO	3.400%	3/2/23	40,800	40,800
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	3.375%	10/1/40	500	389
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	2,500	2,273
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/50	3,795	3,919
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/24	1,800	1,823
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	1,655	1,690
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,000	3,083
[1]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/29	375	382
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	5,990	6,136
[1]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	3.000%	7/15/43	1,225	912
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	10,890	7,547
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/32	2,100	1,387
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	5,475	3,441
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/35	2,490	1,403
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	5,735	1,795
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/46	8,430	2,483
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	1,300	1,321
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/35	3,200	2,778
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	865	717

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	3,060	2,371
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/45	2,865	2,140
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	1/1/47	1,160	840
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	3,000	2,075
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital Nursing Home Revenue	4.000%	7/1/45	1,890	1,295
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,395	1,418
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,590	1,629
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	5,515	5,534
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/42	1,380	1,431
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/47	4,635	4,778
	Buffalo Municipal Water Finance Authority Water Revenue	5.000%	7/1/25	630	654
[1]	Buffalo Municipal Water Finance Authority Water Revenue	3.000%	7/1/35	15	14
[2]	Buffalo Sewer Authority Sewer Revenue	5.000%	6/15/30	155	174
[2]	Buffalo Sewer Authority Sewer Revenue	5.000%	6/15/31	175	196
[2]	Buffalo Sewer Authority Sewer Revenue	5.000%	6/15/32	165	185
[2]	Buffalo Sewer Authority Sewer Revenue	5.000%	6/15/33	175	196
[2]	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/34	175	181
[2]	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/36	265	268
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/31	100	98
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/31	1,000	937
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/36	400	370
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/41	3,750	3,065
[3]	Build NYC Resource Corp. Charter School Aid Revenue	5.750%	6/1/42	1,350	1,384
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/51	4,980	3,708
	Build NYC Resource Corp. Charter School Aid Revenue	5.250%	7/1/52	1,000	1,018
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/56	3,020	2,184
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/56	570	550
	Build NYC Resource Corp. Charter School Aid Revenue	5.250%	7/1/57	5,250	5,308
[3]	Build NYC Resource Corp. Charter School Aid Revenue	5.750%	6/1/62	1,750	1,759
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	4.000%	6/1/31	1,950	1,813

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/36	565	554
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/41	600	564
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/51	1,200	1,063
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/27	200	203
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/28	270	274
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/29	225	229
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/30	310	315
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/33	730	740
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/34	580	587
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,890	1,929
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	4.000%	7/1/45	185	151
[3]	Build NYC Resource Corp. Economic Development Revenue	5.000%	12/1/39	2,385	2,014
[3]	Build NYC Resource Corp. Economic Development Revenue	5.000%	12/1/49	3,410	2,661
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), ETM	5.000%	7/1/23	1,525	1,533
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	1,325	1,354
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	1,000	1,022
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	6/1/24	750	763
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/25	100	104
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/26	85	90
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/27	75	81
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/35	130	146
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/36	130	130
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/37	165	164
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/38	150	148
	Build NYC Resource Corp. Miscellaneous Revenue	3.000%	7/1/39	550	456
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/44	975	889
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/49	1,400	1,247
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	4.000%	8/1/25	1,230	1,258

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	5.000%	8/1/25	500	523
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	5.000%	8/1/25	1,000	1,046
[3]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	2.500%	6/15/31	1,455	1,210
[3]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	5.000%	6/15/51	4,765	4,250
[3,4]	Build NYC Resource Corp. Private Schools Revenue TOB VRDO	3.520%	3/2/23	6,110	6,110
	Copiague Union Free School District GO	3.000%	2/15/33	1,005	934
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	250	262
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/30	220	231
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/31	1,170	1,228
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/32	450	470
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/33	250	261
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/34	1,390	1,446
[3]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/40	1,000	987
[3]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	2,000	1,909
[3]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/51	2,750	2,565
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/25	500	509
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/26	300	309
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/27	805	830
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/28	950	982
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/29	500	517
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/30	380	393
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/31	575	594
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/32	240	247
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	205
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/36	145	148

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/48	100	103
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/33	565	607
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/34	275	295
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/35	1,200	1,280
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/37	1,000	1,055
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/42	7,250	7,553
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,071
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,505	1,556
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,595	1,650
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,305	2,241
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,185	1,124
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	650	528
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,140	1,962
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	2,360	2,054
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	3,805	3,304
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	6,600	5,544
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	655	671
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,000	2,048
	Erie County Fiscal Stability Authority Sales Tax Revenue	4.000%	9/1/33	600	615
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/52	6,000	6,062
[1]	Haverstraw-Stony Point Central School District GO	5.000%	10/15/33	300	303
[1]	Haverstraw-Stony Point Central School District GO	5.000%	10/15/36	1,000	1,012
	Hempstead Town Local Development Corp. College & University Revenue	4.000%	7/1/41	555	529
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/29	400	437
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/30	200	221

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/32	250	279
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/26	700	721
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	1,740	1,810
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/29	2,170	2,206
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/30	670	697
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/32	370	384
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/37	630	641
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	435	442
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	870	886
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/48	1,100	1,108
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	14,000	14,987
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	5,545	5,872
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	3,600	3,791
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	4,500	4,706
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	14,900	15,523
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/43	17,405	17,044
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/45	3,000	3,114
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/47	4,000	2,714
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/47	10,335	9,517
	Jefferson County Civic Facility Development Corp. Health, Hospital Nursing Home Revenue (Samaritan Medical Center Project)	4.000%	11/1/47	1,875	1,462
	Johnstown City School District GO	3.000%	6/15/33	1,935	1,813
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/24	19,830	19,003
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	1,000	1,045
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/27	15,905	13,820
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	1,000	1,092
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	750	817

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,050	1,137
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	1,500	1,616
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,000	2,081
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,285	2,475
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,150	2,314
Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/38	2,315	2,348
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	2,150	2,308
Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/41	1,350	1,341
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	7,500	7,898
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/46	3,500	3,584
Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	5,250	5,080
Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	4,200	3,897
Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	5,000	4,621
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/26	410	424
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	870	931
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/27	25	27
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	40	43
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/31	2,730	2,930
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/32	75	81
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	2,600	2,788
Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.125%	11/15/33	1,045	957
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	10,100	10,250
Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.500%	11/15/34	1,000	952
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/34	500	504
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	1,770	1,865
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	160	171
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/34	1,055	1,125
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/35	320	340
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	610	637
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	675	723

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/36	5,000	5,286
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	165	173
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/46	5,000	5,133
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	6,000	6,229
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	5,075	5,299
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/57	5,865	6,135
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	11,095	8,297
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	1,210	824
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	2,240	1,861
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	7,225	7,343
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	6,695	5,121
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,027
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,890	1,940
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	500	331
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/32	300	287
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	5,500	5,401
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	500	315
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,500	2,663
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	5,800	5,593
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	2,745	2,311
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	2,110	1,768
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	1,000	921
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	5,000	4,542
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/41	805	656
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	2,500	2,226
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	2,000	1,881
	Metropolitan Transportation Authority Transit Revenue	4.250%	11/15/42	210	199
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	2,530	2,375
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	5,000	5,164
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	2,500	2,184

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	2,000	1,960
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	2,000	1,734
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	2,000	1,734
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	2,000	1,714
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/48	3,000	3,022
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	3,000	2,560
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	2,000	1,707
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	4,000	3,379
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	1,000	840
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	2,000	2,046
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	3,845	3,355
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	12,500	12,646
[3,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.460%	3/2/23	3,875	3,875
[1,3,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.540%	3/2/23	2,975	2,975
[1,3,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.540%	3/2/23	2,945	2,945
[4]	Metropolitan Transportation Authority Transit Revenue VRDO	3.350%	3/2/23	8,420	8,420
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,050	2,058
[3]	Monroe County NY Industrial Development Corp. Charter School Aid Revenue	5.000%	6/1/50	1,260	1,238
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/23	470	473
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/31	1,000	1,036
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/32	1,780	1,830
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/32	1,295	1,331
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/32	1,640	1,697
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/32	600	626
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/33	1,400	1,446
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/36	1,000	1,000
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/36	900	900
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/37	1,000	1,028
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/45	4,030	4,123
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	10/1/47	1,205	1,024

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/36	1,000	1,073
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	10,000	9,118
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	12/1/33	300	283
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/37	3,880	2,957
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/40	4,100	2,915
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	6,880	5,774
	Mount Vernon NY City School District GO	4.000%	12/1/32	2,480	2,568
	Mount Vernon NY City School District GO	4.000%	12/1/33	2,370	2,444
[3,4]	MTA Hudson Rail Yards Trust Obligations Lease Revenue TOB VRDO	3.480%	3/2/23	2,270	2,270
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,235	1,240
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	690	693
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	925	939
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	125	127
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,900	1,933
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,531
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,690	1,725
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,565	1,598
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,750	1,786
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,020
[3,4]	Nassau County NY Ad Valorem Property Tax Revenue TOB VRDO	2.570%	3/1/23	11,200	11,200
[1,3,4]	Nassau County NY GO TOB VRDO	3.620%	3/7/23	9,330	9,330
[1,3,4]	Nassau County NY GO TOB VRDO	3.620%	3/7/23	5,685	5,685
	Nassau County NY GO, Prere.	5.000%	4/1/24	1,740	1,773
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/25	325	334
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/26	335	345
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/27	425	439
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/28	375	388
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/33	1,135	1,170
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/35	1,000	1,026
	New York City Educational Construction Fund Lease (Non-Terminable) Revenue	5.000%	4/1/41	2,245	2,394
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/36	3,100	3,398
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/37	2,850	3,099

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	405	452
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	580	657
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	610	700
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	650	737
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	675	765
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	500	564
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	500	559
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	525	581
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	335	366
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/45	1,500	1,147
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/45	890	829
[4]	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue VRDO	3.440%	3/1/23	1,120	1,120
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	5/1/28	1,990	1,915
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/28	3,140	3,025
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	5/1/29	3,420	3,280
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.950%	11/1/29	1,640	1,574
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	5/1/30	1,280	1,229
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.125%	11/1/30	1,965	1,886
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/30	3,000	3,006
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.800%	5/1/31	500	426
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	5/1/31	1,305	1,248
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	940	864
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/31	1,285	1,192
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.400%	11/1/33	545	519
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.600%	11/1/33	2,930	2,866
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.000%	11/1/35	750	585
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/36	2,000	1,487
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/36	4,510	3,504
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	11/1/37	2,100	1,756
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/39	745	609

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/39	5,000	4,120
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	8/1/40	1,200	888
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/40	3,640	2,669
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/41	500	336
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/41	7,000	4,716
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	12,245	9,268
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.450%	11/1/45	1,000	660
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.550%	11/1/45	1,000	690
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/46	2,000	1,274
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/46	4,000	2,757
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/46	3,955	2,687
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	8/1/47	2,500	1,861
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.750%	11/1/47	2,000	1,983
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.900%	11/1/48	3,880	3,303
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	7,425	6,374
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.050%	11/1/48	4,040	3,608
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.650%	11/1/49	3,210	2,599
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/49	3,365	2,873
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	2/1/50	9,135	6,245
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	5/1/50	3,800	2,950
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.650%	11/1/50	4,300	2,849
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	11/1/50	3,625	2,517
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	2/1/51	9,930	6,677
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	5/1/51	3,000	1,996
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.250%	8/1/51	11,400	8,431
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/51	1,000	632
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/51	1,000	632
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	11/1/52	1,000	757
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.850%	11/1/52	3,000	2,952
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	11/1/54	2,410	1,690

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.750%	11/1/54	2,505	2,010
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	11/1/55	2,500	1,571
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/55	1,935	1,304
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/56	2,000	1,211
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.300%	11/1/57	3,000	2,715
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	11/1/60	2,500	1,557
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	5/1/61	2,000	1,206
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	3,000	2,749
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	4,625	4,206
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	5,050	4,950
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	7,000	6,862
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	2,000	1,967
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	7,390	7,283
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/29	2,295	2,053
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.350%	3/2/23	8,400	8,400
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.350%	3/2/23	9,750	9,750
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue, ETM	5.000%	7/1/23	1,000	1,006
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/33	4,610	4,291
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/34	2,255	2,063
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/35	1,705	1,519
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/36	750	647
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	2,975	2,498
[1]	New York City Industrial Development Agency Miscellaneous Revenue	2.000%	1/1/38	2,890	1,984
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/39	3,795	3,126
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/46	13,585	10,017
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	750	832
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	2,250	1,979
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	590	457
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	4,000	3,363

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,565	2,127
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	3,980	3,699
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	4,350	3,868
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	7,050	5,171
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	15,000	10,759
[6]	New York City Industrial Development Agency Private Schools Revenue (Stars-Churchill School Center Project)	2.250%	10/1/29	1,030	950
[6]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/34	5,285	3,348
[6]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/35	4,450	2,668
[6]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/40	595	265
[6]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/41	660	277
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	6,000	6,103
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	10,000	10,650
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	12,500	13,296
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	10,000	10,473
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	10,040	10,337
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	5,915	6,090
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	7,500	7,722
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,900	4,230
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	6,010	5,897
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	10,000	9,812
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	6,640	6,492
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	3,125	3,055
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	2,000	1,955
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	5,000	3,891
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	3,000	2,893
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	7,000	7,416
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	15,000	15,721
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	1,000	1,034

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	2,245	2,422
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	11,000	9,175
New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/48	2,000	1,714
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	3,000	3,133
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	10,825	11,521
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	1,200	884
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	8,470	8,003
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	10,000	9,449
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/51	2,000	1,462
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/51	3,500	3,296
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	8,100	8,945
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	2,820	3,130
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/34	4,000	4,151
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/35	6,750	6,926
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	2,500	2,891
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	3,100	3,116
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	5,000	5,413
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/37	5,000	4,999
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/37	5,000	5,391
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/38	2,500	2,143
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	2,025	2,072
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/42	7,255	6,944
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/43	5,000	4,769
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/46	1,800	1,690
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	1,505	1,122
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	1,910	2,116
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	2,500	2,762
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,000	3,299
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	3,520	3,542
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	5,000	5,118

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	8,000	8,626
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	575	620
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/38	1,490	1,475
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,000	3,215
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/40	4,470	4,551
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	5,965	6,297
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,930	3,093
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	1,520	1,544
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	1,410	1,444
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	7,510	6,440
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	300	325
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	5,370	5,613
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	3,400	3,668
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	10,275	10,678
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	9,500	9,918
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	1,000	1,152
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	2,000	2,342
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,000	2,149
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	3,880	3,962
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	5,000	5,791
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	5,500	5,832
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	3,600	3,640
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	2,750	3,000
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	2,010	2,051
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	2,300	2,431
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	2,500	2,530
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	2,000	2,096
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	5,000	5,032
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	4,000	4,570
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,250	1,254

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	9,495	10,344
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	5,000	5,149
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	6,015	5,192
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	2,100	2,416
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	1,090	1,085
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	1,730	1,722
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	1,500	1,493
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	12,845	13,431
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,000	2,986
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	6,105	6,750
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	1,000	989
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	4,965	5,236
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	3,000	3,203
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	4,790	4,958
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	2,600	2,554
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	4,000	4,155
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	9,340	9,917
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	3,000	3,193
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/41	5,000	4,090
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,000	3,184
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/42	3,500	3,899
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	6,170	5,990
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/42	5,000	5,582
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	7,500	7,820
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/45	9,465	9,064
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	2,400	2,297
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/45	5,000	5,657
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/46	1,850	1,763
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	3,000	2,324
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/46	1,000	952

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/47	5,000	4,749
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	4,500	4,261
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/48	5,000	5,502
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/49	3,060	2,894
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	1,735	1,634
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	1,190	1,121
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/51	10,000	10,681
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.550%	3/1/23	300	300
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.580%	3/1/23	1,460	1,460
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.690%	3/1/23	5,400	5,400
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.700%	3/1/23	4,300	4,300
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/40	5,000	5,371
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/25	610	639
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/26	275	293
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/27	525	571
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/28	385	427
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/29	350	394
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/30	400	453
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/31	1,020	1,154
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/32	350	395
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	4,000	4,129
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/33	450	507
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/34	2,000	2,051
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/34	400	447
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/35	3,100	3,138
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/35	500	554
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/36	900	990
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/37	2,255	2,469
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/38	2,070	2,263
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/39	605	659

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	New York City Trust for Cultural Resources Miscellaneous Revenue TOB VRDO	3.500%	3/2/23	5,335	5,335
	New York City Trust for Cultural Resources Miscellaneous Revenue, Prere.	5.000%	8/1/23	4,000	4,032
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	3,000	3,130
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	4,740	4,651
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	9,000	9,205
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	4,500	4,553
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	9,825	10,393
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	16,000	15,118
	New York City Water & Sewer System Water Revenue	4.000%	6/15/52	7,260	6,825
	New York City Water & Sewer System Water Revenue VRDO	2.600%	3/1/23	4,620	4,620
	New York City Water & Sewer System Water Revenue VRDO	2.600%	3/1/23	16,110	16,110
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/33	4,655	4,787
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	500	511
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/41	6,000	2,490
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/44	11,075	3,889
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/49	6,000	1,579
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/51	11,365	2,685
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.625%	6/1/35	9,805	10,086
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.000%	6/1/41	550	556
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	2.450%	6/1/42	735	730
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	3,000	2,345
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/50	8,000	6,069
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/52	6,575	4,895
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/52	3,655	2,803
[3]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/34	6,210	6,188
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	10,806	12,256
[7]	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	22,325	20,149
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	12,885	11,633
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	16,080	14,514

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.250%	2/15/41	6,175	4,248
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,170	921
[2]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,205	962
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/43	5,355	4,996
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	24,040	17,031
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/31	1,000	797
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/34	4,000	3,231
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/35	3,750	2,972
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	3,000	2,343
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	10,900	8,029
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	13,500	9,436
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	16,000	11,064
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	1,500	1,060
[2,3,4]	New York Liberty Development Corp. Lease (Appropriation) Revenue TOB VRDO	2.570%	3/1/23	18,065	18,065
[1,2,3,4]	New York Liberty Development Corp. Lease (Appropriation) Revenue TOB VRDO	3.540%	3/2/23	2,500	2,500
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	54,000	60,582
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.200%	10/1/36	275	207
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.200%	10/1/36	1,500	1,113
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.400%	10/1/38	1,295	1,116
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.750%	10/1/43	3,150	2,787
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.850%	10/1/44	1,350	975
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.450%	10/1/45	5,000	3,313
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.700%	10/1/47	3,490	2,303
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.500%	10/1/47	2,000	1,973
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.800%	10/1/48	7,005	6,635
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.000%	4/1/50	7,300	6,992
	New York NY GO	5.000%	8/1/26	3,140	3,287
	New York NY GO	5.000%	8/1/26	3,875	4,124
	New York NY GO	5.000%	1/1/27	3,500	3,753
	New York NY GO	5.000%	9/1/27	3,805	4,136
	New York NY GO	5.000%	8/1/28	2,320	2,543
	New York NY GO	5.000%	8/1/29	5,070	5,355
	New York NY GO	5.000%	8/1/29	5,195	5,705
	New York NY GO	5.000%	8/1/29	3,000	3,375
	New York NY GO	5.000%	8/1/30	5,050	5,330

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/30	4,720	4,982
New York NY GO	5.000%	8/1/30	4,000	4,391
New York NY GO	5.000%	8/1/30	3,000	3,432
New York NY GO	4.000%	8/1/31	2,775	2,861
New York NY GO	5.000%	8/1/31	7,810	8,493
New York NY GO	5.000%	8/1/31	1,440	1,579
New York NY GO	5.000%	8/1/31	3,000	3,431
New York NY GO	5.000%	8/1/31	1,815	2,104
New York NY GO	5.000%	12/1/31	4,770	5,061
New York NY GO	5.000%	1/1/32	2,000	2,222
New York NY GO	4.000%	8/1/32	1,935	1,993
New York NY GO	5.000%	8/1/32	5,000	5,156
New York NY GO	5.000%	8/1/32	1,250	1,390
New York NY GO	5.000%	8/1/32	3,735	4,089
New York NY GO	5.000%	8/1/32	1,000	1,141
New York NY GO	5.000%	12/1/32	1,240	1,376
New York NY GO	3.250%	3/1/33	3,000	3,009
New York NY GO	5.000%	8/1/33	1,000	1,109
New York NY GO	5.000%	8/1/33	500	585
New York NY GO	5.000%	4/1/34	3,680	4,209
New York NY GO	5.000%	8/1/34	2,000	2,210
New York NY GO	5.000%	8/1/34	2,260	2,498
New York NY GO	5.000%	8/1/34	1,125	1,272
New York NY GO	3.000%	3/1/35	2,500	2,297
New York NY GO	5.000%	8/1/35	2,000	2,236
New York NY GO	4.000%	10/1/35	1,000	1,017
New York NY GO	5.000%	12/1/35	2,500	2,627
New York NY GO	4.000%	3/1/36	1,500	1,513
New York NY GO	4.000%	8/1/36	1,385	1,393
New York NY GO	5.000%	10/1/36	5,000	5,374
New York NY GO	5.000%	10/1/36	2,590	2,828
New York NY GO	5.000%	10/1/36	1,650	1,866
New York NY GO	5.000%	3/1/37	7,500	8,012
New York NY GO	4.000%	8/1/37	2,070	2,062
New York NY GO	4.000%	8/1/37	2,500	2,490
New York NY GO	5.000%	8/1/37	4,000	4,155
New York NY GO	4.000%	10/1/37	1,500	1,493
New York NY GO	4.000%	3/1/38	4,850	4,802
New York NY GO	5.000%	3/1/38	7,500	7,987
New York NY GO	5.000%	3/1/38	2,000	2,183
New York NY GO	5.000%	4/1/38	1,000	1,066
New York NY GO	4.000%	8/1/38	2,500	2,475
New York NY GO	5.000%	8/1/38	10,395	10,782
New York NY GO	5.000%	10/1/38	6,500	6,943
New York NY GO	5.000%	10/1/38	2,910	3,152
New York NY GO	5.000%	3/1/39	5,315	5,649
New York NY GO	5.000%	3/1/39	3,000	3,257
New York NY GO	4.000%	8/1/39	3,280	3,228
New York NY GO	4.000%	8/1/39	2,500	2,460
New York NY GO	5.000%	10/1/39	2,220	2,393
New York NY GO	5.000%	10/1/39	8,910	9,497
New York NY GO	5.250%	10/1/39	1,000	1,134
New York NY GO	4.000%	8/1/40	5,000	4,882
New York NY GO	4.000%	8/1/40	1,155	1,128
New York NY GO	4.000%	8/1/40	9,400	9,189
New York NY GO	4.000%	10/1/40	3,000	2,929
New York NY GO	3.000%	3/1/41	5,010	4,077
New York NY GO	4.000%	8/1/41	2,035	1,973

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	4.000%	8/1/41	2,500	2,424
	New York NY GO	3.000%	10/1/41	2,250	1,825
	New York NY GO	5.250%	10/1/41	1,070	1,198
	New York NY GO	5.000%	12/1/41	8,000	8,291
	New York NY GO	5.000%	12/1/41	4,850	5,172
	New York NY GO	4.000%	3/1/42	1,500	1,444
	New York NY GO	5.000%	3/1/42	1,500	1,616
	New York NY GO	4.000%	8/1/42	2,500	2,404
	New York NY GO	5.000%	8/1/42	2,365	2,536
	New York NY GO	5.000%	10/1/42	8,000	8,521
	New York NY GO	5.250%	10/1/42	2,250	2,506
	New York NY GO	5.000%	3/1/43	7,500	7,994
	New York NY GO	5.000%	3/1/43	4,180	4,489
	New York NY GO	5.000%	4/1/43	6,500	6,865
	New York NY GO	5.000%	8/1/43	9,020	9,581
	New York NY GO	5.000%	8/1/43	2,340	2,502
	New York NY GO	5.000%	10/1/43	3,000	3,191
	New York NY GO	5.250%	10/1/43	1,000	1,112
	New York NY GO	4.000%	3/1/44	7,000	6,690
	New York NY GO	5.000%	12/1/44	3,000	3,182
	New York NY GO	3.000%	3/1/45	4,880	3,776
	New York NY GO	5.000%	4/1/45	9,500	10,000
	New York NY GO	4.000%	9/1/46	6,940	6,568
	New York NY GO	4.000%	3/1/47	5,000	4,720
	New York NY GO	5.250%	10/1/47	10,000	10,997
	New York NY GO	4.500%	5/1/49	2,675	2,713
	New York NY GO	4.000%	3/1/50	10,000	9,368
	New York NY GO	3.000%	8/1/50	4,000	2,970
	New York NY GO	4.000%	8/1/50	10,000	9,352
[2]	New York NY GO	4.000%	8/1/50	2,000	1,883
	New York NY GO	3.000%	3/1/51	2,235	1,649
	New York NY GO PUT	5.000%	12/1/25	1,650	1,702
[3,4]	New York NY GO TOB VRDO	2.680%	3/1/23	12,525	12,525
	New York NY GO VRDO	2.450%	3/1/23	3,200	3,200
[4]	New York NY GO VRDO	2.600%	3/1/23	26,320	26,320
	New York NY GO VRDO	2.690%	3/1/23	3,600	3,600
	New York NY GO VRDO	3.350%	3/2/23	7,670	7,670
	New York NY GO, Prere.	5.000%	3/1/23	2,500	2,500
	New York NY GO, Prere.	5.000%	3/1/23	4,500	4,500
	New York NY GO, Prere.	5.000%	3/1/23	6,745	6,745
[3,4]	New York NY Lease (Appropriation) Revenue TOB VRDO	3.590%	3/2/23	525	525
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	12,065	11,507
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	19,000	17,723
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,100	6,078
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/36	2,440	2,440
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/37	1,825	1,802
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/52	7,500	6,861
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/61	5,000	4,453
	New York State Bridge Authority Highway Revenue	5.000%	1/1/29	1,065	1,182

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Bridge Authority Highway Revenue	5.000%	1/1/30	830	936
	New York State Bridge Authority Highway Revenue	5.000%	1/1/31	600	687
	New York State Bridge Authority Highway Revenue	4.000%	1/1/33	1,285	1,347
	New York State Bridge Authority Highway Revenue	4.000%	1/1/36	675	682
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/23	820	821
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	280	281
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	315	319
[8]	New York State Dormitory Authority College & University Revenue	5.150%	7/1/24	1,370	1,391
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/25	1,270	1,272
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	315	324
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	750	783
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	2,595	2,677
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	325	337
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/27	1,025	1,026
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	655	679
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	500	525
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	490	505
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	350	368
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/28	2,445	2,448
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	400	423
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	300	319
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/29	1,660	1,662
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,010	1,064
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	850	911
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	25	27
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	45	47
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	300	322
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	500	527
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	515	550
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	505	547

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	300	325
New York State Dormitory Authority College & University Revenue	4.000%	7/1/31	1,015	1,038
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	3,000	3,087
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	955	1,007
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	350	382
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	575	623
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,825	1,992
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	325	356
New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	500	514
New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	1,200	1,219
New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	1,030	1,091
New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	7,395	7,585
New York State Dormitory Authority College & University Revenue	4.000%	7/1/34	1,500	1,571
New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	755	792
New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	3,000	3,046
New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	1,355	1,380
New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	570	579
New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	225	232
New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	560	585
New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,000	2,159
New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	1,000	1,006
New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	2,000	2,006
New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	530	521
New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	7,615	7,597
New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	300	304
New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,500	1,608
New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,000	1,095
New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,020	1,011
New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	505	480
New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	325	325

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,555	1,558
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,550	1,551
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	245	261
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	225	238
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	750	811
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	405	375
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	600	592
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	2,000	1,988
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/38	200	214
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/38	5,000	5,406
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,615	1,735
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,260	1,291
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	15	16
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,000	1,056
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	2,135	2,287
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	1,000	1,051
[9]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/40	2,560	3,028
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	1,145	1,197
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/42	2,790	2,195
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	300	310
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	10	11
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/45	3,180	3,036
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	2,000	2,258
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/46	3,250	2,980
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,000	3,379
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	1,250	1,308
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/47	4,500	3,906
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	2,900	3,259
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/48	3,750	3,464
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/48	14,705	14,943

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	12,500	14,022
New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	9,920	9,243
New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	2,250	1,982
New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	10,500	11,135
New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	3,000	2,794
New York State Dormitory Authority College & University Revenue	5.000%	7/15/50	2,095	2,041
New York State Dormitory Authority College & University Revenue	5.000%	10/1/50	2,945	3,309
New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	2,445	2,072
New York State Dormitory Authority College & University Revenue	5.000%	7/1/52	2,505	2,680
New York State Dormitory Authority College & University Revenue	5.000%	7/1/57	2,000	1,888
New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/41	7,185	7,348
New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	545	484
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	5/1/23	30	30
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	5/1/23	30	30
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	5/1/23	20	20
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	1,300	1,308
New York State Dormitory Authority College & University Revenue, Prere.	5.250%	7/1/23	2,500	2,517
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	500	511
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	1,000	1,022
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	500	511
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	2,110	2,155
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	1,805	1,844
New York State Dormitory Authority College & University Revenue, Prere.	4.000%	7/1/25	1,275	1,303
New York State Dormitory Authority College & University Revenue, Prere.	4.000%	7/1/25	1,450	1,482
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	15	16
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	5	5
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	210	219
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	210	219
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	500	502
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	670	685

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	2,135	2,214
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	780	817
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	2,355	2,445
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	700	734
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	8,135	8,449
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,550	1,628
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	485	497
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/30	500	523
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	2,225	2,311
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/30	540	565
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/31	450	469
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/31	2,400	1,827
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/31	450	470
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/32	1,145	1,193
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	2,650	2,751
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	745	782
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,875	2,038
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/32	340	354
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/33	700	728
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	3,555	3,680
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	2,650	1,911
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	800	839
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	825	856
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/34	775	778
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	3,000	3,052
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	950	979
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,620	1,639
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	500	511
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/36	3,020	3,095
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	100	102

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	2,000	1,790
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	405	362
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,015	1,017
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	5,750	5,105
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	300	266
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	3,400	3,392
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	881
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	600	528
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	550	481
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	650	465
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	500	406
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	1,300	1,255
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,400	2,764
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,000	5,209
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	10,275	9,603
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	3,500	2,398
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	4,000	3,363
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/50	5,000	3,800
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	9,525	8,624
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/50	5,000	3,685
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	5,960	4,834
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	7,500	6,924
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/52	6,480	5,910
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	13,710	14,070
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	9,500	8,545
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/24	2,140	2,160
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	2,000	2,072
[1,3,4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.570%	3/1/23	5,295	5,295
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/28	3,290	3,392
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,000	1,047

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	5,000	5,300
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	1,000	1,172
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	4,985	5,093
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	5,000	5,385
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	3,900	3,961
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	7,500	8,388
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	3,510	3,697
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	3,000	3,095
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	4,305	4,482
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	5,030	5,306
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	3,000	3,150
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,000	1,037
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	5,000	5,068
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	3,705	3,754
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/38	5,000	5,434
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	5,030	5,136
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	2,500	2,473
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	10,000	9,800
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	4,750	5,085
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	2,140	2,253
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	830	846
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	3,100	2,518
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	2,500	2,730
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	500	525
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	1,500	1,560
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	2,490	2,611
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	650	660
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	5,150	4,923
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	5,620	5,373
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/46	5,880	5,571

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/46	5,455	5,765
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/48	4,125	4,364
	New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/49	3,000	2,230
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	4,000	2,954
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/50	3,635	3,397
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	7,500	7,229
[3,4]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	3.450%	3/7/23	5,575	5,575
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	15	15
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	15	16
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/28	10	11
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,700	2,868
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/31	10,000	9,711
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/32	10,300	9,850
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	4/1/34	1,290	1,442
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/34	1,125	1,173
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	1,175	1,310
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	4/1/35	1,055	1,075
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/35	645	655
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/35	900	918
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/36	575	580
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	4,160	4,638
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	7/1/52	3,435	3,126
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/31	2,015	2,148
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/33	600	633
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/34	520	549
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/26	1,425	1,523
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/30	1,535	1,680
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/31	5,000	5,462
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/31	7,500	8,728

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/43	6,765	6,500
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/47	7,415	7,001
[1]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/33	1,285	1,422
[1]	New York State Dormitory Authority Lease Revenue, Prere.	5.000%	10/1/28	5	6
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/33	3,048	3,484
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	400	442
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	300	333
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,000	5,446
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,305	2,439
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,000	1,064
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	6,700	7,240
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,600	3,814
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,000	2,151
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,353
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	4,500	4,846
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	5,000	5,333
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	1,250	1,341
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	1,900	2,032
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	11,000	11,545
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	9,700	10,162
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	1,195	1,265
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	4,085	4,272
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	35	35
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/45	3,000	3,168
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/45	1,515	1,558
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/48	4,675	4,381
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	5,250	5,554
	New York State Environmental Facilities Corp. Miscellaneous Revenue	4.000%	8/15/51	1,500	1,431
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/34	1,000	1,088
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/36	1,000	1,082

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/37	5,610	5,681
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	3,000	3,145
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	11,310	12,082
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/47	5,000	4,813
	New York State Environmental Facilities Corp. Water Revenue	5.250%	9/15/52	5,000	5,574
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	11/1/31	1,105	1,069
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	11/1/32	1,000	1,004
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.625%	11/1/33	2,340	2,342
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	11/1/39	1,000	880
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	11/1/40	4,300	3,123
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	11/1/40	1,535	1,322
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.625%	11/1/42	600	595
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	1,140	1,030
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,380	2,107
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/44	1,485	1,132
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	11/1/45	4,990	3,384
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/46	2,545	1,712
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/46	2,000	1,366
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	11/1/47	750	747
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	2,435	2,089
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	1,480	1,270
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	11/1/48	1,415	1,232
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	13,655	9,850
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/49	5,000	3,902
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	11/1/50	1,000	642
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/51	1,230	789
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	2,000	1,342
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/52	3,395	2,383
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/54	2,895	1,803
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/54	1,500	934

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	11/1/54	4,000	2,830
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/56	770	489
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	11/1/56	3,165	2,075
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/61	1,500	989
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/27	1,195	1,184
[4]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.430%	3/1/23	450	450
[4]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.460%	3/1/23	8,900	8,900
[4]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.520%	3/1/23	2,350	2,350
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,220	1,276
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	1,700	1,778
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	2,900	3,031
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	5,155	5,308
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	2,970	3,100
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	1,800	1,971
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	2,560	2,669
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	2,185	2,385
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,100	3,361
	New York State Thruway Authority Highway Revenue	4.000%	1/1/36	1,275	1,285
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	150	147
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	1,750	1,731
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	7,500	7,230
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,435	4,223
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	3,375	3,267
	New York State Thruway Authority Highway Revenue	4.000%	1/1/42	5,000	4,795
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	8,370	7,785
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	3,575	3,321
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	4,000	3,768
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	1,285	1,202
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	1,835	1,729
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/46	425	320

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Highway Revenue	3.000%	1/1/46	1,000	756
	New York State Thruway Authority Highway Revenue	3.000%	1/1/49	5,000	3,659
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	15,000	13,712
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	2,000	1,828
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	2,000	1,433
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	3,480	2,455
	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	2,585	1,830
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	4,945	4,492
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	2,000	1,838
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	11,095	11,377
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/42	2,000	2,187
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/43	2,500	2,399
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/48	4,000	4,312
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/55	10,000	10,713
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/56	8,920	8,408
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/41	3,000	2,918
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/46	5,165	4,886
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	9,040	6,628
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/55	6,000	5,542
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/56	6,000	5,526
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	3,410	3,602
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	3,000	3,449
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	3,000	3,125
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	2,000	2,080
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	1,000	1,073
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	3,505	3,450
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	2,050	1,708
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	8,280	8,094
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/41	5,000	4,845
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	6,000	6,481

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	1,810	1,921
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	1,000	1,059
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	5,900	6,258
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	4,000	3,788
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	4,500	4,261
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	10,000	9,279
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	1,480	1,373
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/35	1,490	1,664
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/39	1,340	1,451
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/40	925	997
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	5,000	4,027
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	3,525	3,401
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	8,895	8,581
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/44	5,000	4,793
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	8,885	8,474
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/47	7,500	7,103
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	1,725	1,282
	New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	2,000	1,335
	New York Transportation Development Corp. Airport Port, Airport & Marina Revenue	4.000%	12/1/42	4,920	4,416
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/30	1,000	1,102
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/33	4,655	5,060
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/35	2,505	2,679
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/41	3,295	2,980
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/29	1,210	1,321
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/39	3,940	3,669
	NewYork City Municipal Water Finance Authority Water & Sewer System Water Revenue VRDO	2.550%	3/1/23	11,520	11,520
	NewYork City Municipal Water Finance Authority Water & Sewer System Water Revenue VRDO	2.550%	3/1/23	20,800	20,800
	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/52	1,795	1,282
[3]	Niagara Country Industrial Development Agency Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	3.720%	3/2/23	15,400	15,400
	Oneida County Local Development Corp. College & University Revenue (Hamilton College Project)	5.000%	7/1/51	2,000	2,249

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	4.000%	7/1/39	1,250	1,059
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	1,000	997
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	980
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	5,000	3,462
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/28	450	463
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/29	475	488
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/30	450	462
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/31	690	743
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/32	510	534
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/33	540	564
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/33	575	588
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/33	300	318
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/34	565	589
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/34	330	322
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/34	300	316
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/35	595	617
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/35	635	647
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/35	410	429
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/36	625	645
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/36	435	412
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/36	350	332
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/37	355	364
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/37	300	281
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/38	285	291
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/38	275	256
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/38	200	186
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/39	350	322
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/39	500	460
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/40	300	272
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/41	250	224

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/42	530	470
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/46	500	504
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/51	725	725
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.500%	3/1/24	670	668
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	3/1/31	4,200	3,894
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/43	4,405	4,740
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/45	2,000	2,143
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project), Prere.	5.000%	12/1/23	1,000	1,014
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/35	1,140	1,162
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/36	1,475	1,502
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/40	2,200	2,226
Onondaga County Water Authority Water Revenue	2.500%	9/15/51	1,510	970
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/35	4,275	4,648
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	3,380	3,318
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	2,950	2,879
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	3,565	3,629
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	2,250	2,166
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	13,180	13,469
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.500%	8/1/45	1,000	1,019
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/47	8,000	8,421
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	5,000	5,283
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	10,000	9,313
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/52	10,000	10,746
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/52	5,000	5,464
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	5,000	5,309
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	11,450	12,073
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	5,000	4,512
Rockland County NY GO	4.000%	4/1/23	235	235
Rockland County NY GO	4.000%	4/1/24	240	242

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rockland County NY GO	4.000%	4/1/25	255	259
	Rockland County NY GO	4.000%	4/1/26	265	271
	Rockland County NY GO	4.000%	4/1/27	270	279
	Rockland County NY GO	4.000%	4/1/28	285	298
	Rockland County NY GO	4.000%	4/1/29	300	317
	Rockland County NY GO	4.000%	4/1/30	310	331
	Rockland County NY GO	4.000%	4/1/31	320	342
	Rockland County NY GO	4.000%	4/1/32	335	357
[1]	Rockland County NY GO	3.000%	6/15/32	2,815	2,813
	Rockland County NY GO	4.000%	4/1/33	350	370
	Rockland County NY GO	4.000%	4/1/34	370	388
	Rockland County NY GO	4.000%	4/1/35	385	399
	Rockland County NY GO	4.000%	4/1/36	410	419
	Rockland County NY GO	4.000%	4/1/44	1,995	1,916
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	10	10
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	2,815	2,901
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	65	67
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/32	220	238
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/33	175	189
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/34	225	243
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/35	225	242
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/36	500	534
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/38	610	517
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	4.000%	7/1/38	1,440	1,400
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/38	300	317
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/39	2,635	2,198
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/40	2,110	1,726
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/43	3,550	3,737
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/48	4,520	4,735
	Schenectady County Capital Resource Corp. College & University Revenue (Union College Project)	5.000%	7/1/32	1,000	1,167

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Schenectady County Capital Resource Corp. College & University Revenue (Union College Project)	5.250%	7/1/52	1,000	1,074
[1]	Schenectady NY GO	3.000%	5/1/31	635	632
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/28	310	327
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/29	660	698
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/31	450	474
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/34	830	871
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/35	1,510	1,579
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/36	545	567
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/29	100	107
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/30	75	81
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/30	285	308
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/31	100	109
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/31	275	299
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/32	100	108
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/32	265	286
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/33	100	108
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/33	250	269
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/34	150	161
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/34	250	268
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/35	150	159
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/35	270	287
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/36	105	110
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/36	300	316

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/37	150	157
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/37	300	314
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/38	150	156
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/38	225	234
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/39	150	155
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/39	235	243
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/40	150	155
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/40	250	258
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/41	130	134
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/41	300	309
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	230	230
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	250	249
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	250	248
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,531
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,000	3,062
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	720	733
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	180	184
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	1,004
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	170	171
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	1,500	1,476
	Suffolk County Judicial Facilities Agency Lease (Appropriation) Revenue	5.000%	11/1/33	8,565	8,633
[1]	Suffolk County NY GO	4.000%	10/15/27	2,410	2,485
[2]	Suffolk County NY GO	4.000%	4/1/30	4,420	4,552
[2]	Suffolk County NY GO	4.000%	4/1/31	4,590	4,727
[1]	Suffolk County NY GO	3.000%	6/15/31	250	247
	Suffolk NY GO	5.000%	6/15/31	1,000	1,153
	Suffolk NY GO	5.000%	6/15/32	850	991
	Suffolk NY GO	5.000%	6/15/33	915	1,072
	Suffolk NY GO	5.000%	6/15/34	715	830
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,250	1,205

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,000	958
Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,250	1,187
Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/40	1,250	1,175
Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/41	1,300	1,209
Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	4,750	4,604
Syracuse Industrial Development Agency Intergovernmental Agreement Revenue	4.000%	5/1/33	1,025	1,061
Syracuse Industrial Development Agency Intergovernmental Agreement Revenue	4.000%	5/1/34	1,200	1,235
Syracuse Industrial Development Agency Intergovernmental Agreement Revenue	4.000%	5/1/35	1,000	1,021
Syracuse Industrial Development Agency Intergovernmental Agreement Revenue (Syracuse City School District Project)	4.000%	5/1/35	500	512
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/36	2,500	1,392
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/39	1,500	698
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	5,000	5,665
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	2,705	2,116
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	5,500	3,953
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	3,010	3,181
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	3,510	2,453
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	235	162
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	1,400	1,506
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	2,790	2,994
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	1,000	1,069
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	5,000	5,461
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	5,010	5,224
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	2,500	2,592
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/38	1,000	991
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/40	2,500	2,442
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	4,305	4,410
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	2,510	2,594
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	4,600	4,831
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	5,000	5,299
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	5,985	6,360

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/45	4,000	4,106
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	7,500	7,916
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/47	2,000	2,081
	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	3,560	2,656
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	2,240	2,363
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	3,400	3,621
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	10,000	10,663
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/52	1,500	1,398
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	19,240	17,841
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	9,500	10,079
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	3,500	3,227
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	10,000	10,600
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	17,260	19,370
[3,4]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	2.620%	3/1/23	9,390	9,390
[3,4]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	2.620%	3/1/23	855	855
[3,4]	Triborough Bridge & Tunnel Authority Local or Guaranteed Housing Revenue TOB VRDO	2.620%	3/1/23	13,560	13,560
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	2,000	2,097
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	2,500	2,623
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	3,000	3,211
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	1,000	1,068
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	2,000	2,188
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	1,000	1,090
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	2,000	2,226
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/32	360	356
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/32	3,790	4,493
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	0.000%	5/15/33	5,000	3,390
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	1,000	928
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/51	2,500	1,598
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	5,890	5,386
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	11,000	11,507

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	5,000	5,531
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	4,000	4,592
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	1,425	1,274
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/52	2,000	2,190
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/57	2,000	2,179
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	2,000	2,171
Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/23	1,000	1,007
Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/24	1,165	1,185
Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/25	1,000	1,029
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/27	150	159
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/28	275	296
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/30	470	485
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/31	235	241
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/32	365	372
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/33	100	101
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/34	155	155
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/35	190	186
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/36	380	368
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/37	2,900	3,054
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/38	2,500	2,621
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/39	2,845	2,969
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	3,060	2,786
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,095	3,212
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,880	6,173
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,015	5,261
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/30	5,435	5,695
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,865	2,995
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	5,000	5,215
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/34	6,000	6,239
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	900	927

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	7,625	7,762
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	2,755	2,882
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	5,000	5,199
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/38	1,000	1,146
	Webster Central School District GO	2.000%	6/15/33	1,180	993
	Webster Central School District GO	2.000%	6/15/34	1,265	1,041
	Westbury Union Free School District GO	2.000%	12/15/31	3,600	3,191
	Westbury Union Free School District GO	2.000%	12/15/32	3,670	3,192
	Westchester County Local Development Corp. College & University Revenue	5.500%	5/1/42	7,640	7,686
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	525	526
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	680	686
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	350	355
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	770	789
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,480	1,412
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	590	611
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	440	461
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,410	1,424
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	3,515	3,272
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	370	390
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,012
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	500	528
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,012
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	200	211
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	2,500	2,521
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,065	1,765
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/37	2,375	1,862
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,000	2,431
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	1,610	1,247
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/56	4,600	3,386
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/37	1,250	1,267
	Westchester County NY GO	2.000%	10/15/34	2,685	2,253
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	15	15

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,500	2,608
	Western Nassau County Water Authority Water Revenue	3.000%	4/1/39	845	707
	Yonkers Economic Development Corp. Charter School Aid Revenue	5.000%	10/15/40	750	705
	Yonkers Economic Development Corp. Charter School Aid Revenue	5.000%	10/15/50	1,325	1,178
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	4.000%	10/15/29	400	373
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/39	1,000	927
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/49	640	571
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/54	765	673
[1]	Yonkers NY GO	5.000%	3/15/34	1,400	1,591
[1]	Yonkers NY GO	5.000%	3/15/36	1,735	1,929
[1]	Yonkers NY GO	5.000%	3/15/38	1,000	1,092
					4,090,343
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	1,000	1,011
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	475	485
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	375	333
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	5,980	6,287
					8,116
Puerto Rico (0.9%)
	Commonwealth of Puerto Rico GO	5.250%	7/1/23	927	930
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	569	534
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	6,631	6,728
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	2,871	2,962
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	2,936	3,058
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	6,823	7,168
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	1,277	725
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	1,434	1,282
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	172	136
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,540	1,561
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	250	250
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	665	665
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	505	315
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	691	651
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	3,043	2,491
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	2,856	2,115
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	275	183
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	6,992	6,336

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	2,250	2,082
				40,172
Total Tax-Exempt Municipal Bonds (Cost $4,391,758)				4,138,631
Total Investments (98.8%) (Cost $4,391,758)				4,138,631
Other Assets and Liabilities—Net (1.2%)				49,732
Net Assets (100%)				4,188,363
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2023, the aggregate value was $180,818,000, representing 4.3% of net assets.
4	Scheduled principal and interest payments are guaranteed by bank letter of credit.
5	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
7	Securities with a value of $508,000 have been segregated as initial margin for open futures contracts.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2023	339	69,063	(134)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	4,138,631	—	4,138,631
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	134	—	—	134
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.